Principal Variable Contracts Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
March 4, 2025
Via EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE: Principal Variable Contracts Funds, Inc.
File Numbers 002-35570, 811-01944 Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A Series Identifier Correction
Mr. Raymond Be:
Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) Post-Effective Amendment No. 132 (the "Amendment") to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended.
The Registrant is filing the Amendment to add Class 2 shares to the existing Blue Chip Account.
Pursuant to Investment Company Act Release No. 33-6510 (February 15, 1984), the Registrant requests selective review consistent with the limited number of changes for adding an existing share class to an existing fund that, itself, has no consequences on the strategy and risk disclosure for this fund. The Staff has reviewed the Registrant's disclosures in other contexts.
In the Amendment, the Registrant updated certain calendar-year-end information, including fund and index performance information. The Registrant also updated certain disclosures to include supplements and other changes over the year, as well as to make changes related to Commission Staff comments to other filings made by the Principal Funds Complex. The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including all information required to be updated pursuant to Form N-1A. That filing pursuant to Rule 485(b) will coincide with, and be filed as, an annual update to the Registrant's Registration Statement for all series, in addition to adding Class 2 shares to the Blue Chip Account.
The Amendment includes the following: (1) facing page; (2) Part A (Prospectus for Class 2 shares of the Blue Chip Account); (2) Part B (a Statement of Additional Information that includes each of the Registrant's series); (4) Part C; and (5) signature pages.
Explanatory Note: As discussed, this Amendment is being filed solely to correct the Series Identifier for Post-Effective Amendment No. 131 to the Registrant's Registration Statement on Form N-1A, together with all exhibits filed therewith (SEC Accession No. 0000012601-25-000011), filed with the Commission via EDGAR on February 24, 2025 (the "Prior Amendment"). In the Prior Amendment, the Registrant inadvertently created a new series, which is being fixed in this Amendment. The Registrant plans to request acceleration for this Amendment related to the addition of Class 2 shares to the existing Blue Chip Account to become effective on May 1, 2025, two days prior to the 60-day requirement.
Please call me at 515-247-5419 if you have any questions.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Counsel and Assistant Secretary, Registrant
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